Stock-Based Compensation - Summary of ESPP Share Activity (Detail) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Available for future purchases,beginning	2,439,489
Available for future purchases,ending		2,439,489
2009 Employee Stock Purchase Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Available for future purchases,beginning	279,589	307,448
Additional shares reserved under 2009 ESPP	82,084	80,933
Purchases	(33,923)	(108,792)
Available for future purchases,ending	327,750	279,589